Retirement Benefit Plans - Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ 1.2	$ 1.2
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	28.1	26.9
Plan assets at fair market value	$ 9.3	$ 8.0